Significant Accounting Policies Significant Accounting Policies - Effect of ASU 2016-18 on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 344,173	$ 464,246	$ 678,755
Net cash provided by investing activities	(283,634)	(468,297)	(730,589)
Net cash provided by financing activities	(90,323)	(121,698)	546,347
Net change in cash, cash equivalents and restricted cash	$ (34,234)	(124,633)	494,483
Balances without the adoption of ASU 2016-18 | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		464,230	683,506
Net cash provided by investing activities		(468,297)	(730,589)
Net cash provided by financing activities		(137,858)	541,596
Net change in cash, cash equivalents and restricted cash		(140,809)	494,483
Effect of adoption increase (decrease) | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		16	(4,751)
Net cash provided by investing activities		0	0
Net cash provided by financing activities		16,160	4,751
Net change in cash, cash equivalents and restricted cash		$ 16,176	$ 0